Schedule of other liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Deferred income	€ 3,859	€ 4,966
Other financial liabilities	47	44
Miscellaneous liabilities	3	8
Other liabilities	3,908	5,019
Less non-current portion	(654)	(69)
Current portion	€ 3,254	€ 4,950